Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	$ 7,661	$ 7,486	$ 6,572
Total other comprehensive income that may be reclassified to the income statement, net of tax	(5,267)	(2,393)	2,230
Total other comprehensive income that will not be reclassified to the income statement, net of tax	772	26	(490)
Total other comprehensive income	(4,494)	(2,367)	1,740
Total comprehensive income	3,167	5,119	8,312
Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,630	7,457	6,557
Foreign currency translation, net of tax	(525)	(535)	1,095
Financial assets measured at fair value through other comprehensive income, net of tax	6	(157)	136
Cash flow hedges, net of tax	(4,793)	(1,675)	1,011
Cost of hedging, net of tax	45	(26)	(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(5,267)	(2,393)	2,230
Defined benefit plans, net of tax	(10)	(5)	(218)
Own credit on financial liabilities designated at fair value, net of tax	796	46	(293)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	786	42	(511)
Total other comprehensive income	(4,481)	(2,351)	1,719
Total comprehensive income	3,149	5,106	8,276
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	32	29	15
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(14)	(16)	21
Total other comprehensive income	(14)	(16)	21
Total comprehensive income	18	13	36
UBS AG (consolidated)
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,116	7,061	6,211
Total other comprehensive income that may be reclassified to the income statement, net of tax	(5,260)	(2,368)	2,165
Total other comprehensive income that will not be reclassified to the income statement, net of tax	864	132	(406)
Total other comprehensive income	(4,396)	(2,235)	1,759
Total comprehensive income	2,719	4,826	7,970
UBS AG (consolidated) | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,084	7,032	6,196
Foreign currency translation, net of tax	(519)	(510)	1,030
Financial assets measured at fair value through other comprehensive income, net of tax	6	(157)	136
Cash flow hedges, net of tax	(4,793)	(1,675)	1,011
Cost of hedging, net of tax	45	(26)	(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(5,260)	(2,368)	2,165
Defined benefit plans, net of tax	81	102	(134)
Own credit on financial liabilities designated at fair value, net of tax	796	46	(293)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	877	148	(427)
Total other comprehensive income	(4,383)	(2,220)	1,738
Total comprehensive income	2,701	4,813	7,934
UBS AG (consolidated) | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	32	29	15
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(14)	(16)	21
Total other comprehensive income	(14)	(16)	21
Total comprehensive income	18	13	36
UBS AG (consolidated) | Elimination entries
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	(5,592)	(5,649)	(3,100)
Total comprehensive income	(5,306)	(5,149)	(4,088)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	(5,592)	(5,649)	(3,100)
Foreign currency translation, net of tax	298	517	(969)
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	0
Cash flow hedges, net of tax	(12)	(17)	(18)
Total other comprehensive income that may be reclassified to the income statement, net of tax	286	500	(988)
Defined benefit plans, net of tax	0	0	0
Total other comprehensive income that will not be reclassified to the income statement, net of tax	0	0	0
Total other comprehensive income	286	500	(988)
Total comprehensive income	(5,306)	(5,149)	(4,088)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,270	7,102	4,840
Total comprehensive income	5,373	6,163	5,451
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,270	7,102	4,840
Foreign currency translation, net of tax	(114)	(1)	81
Financial assets measured at fair value through other comprehensive income, net of tax	(3)	0	0
Cash flow hedges, net of tax	(2,791)	(1,129)	902
Cost of hedging, net of tax	45	(26)	(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,863)	(1,155)	971
Defined benefit plans, net of tax	170	170	(67)
Own credit on financial liabilities designated at fair value, net of tax	796	46	(293)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	966	217	(360)
Total other comprehensive income	(1,897)	(939)	611
Total comprehensive income	5,373	6,163	5,451
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,928	2,788	1,868
Total comprehensive income	1,261	1,954	3,015
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,928	2,788	1,868
Foreign currency translation, net of tax	(197)	(419)	1,228
Financial assets measured at fair value through other comprehensive income, net of tax	0		0
Cash flow hedges, net of tax	(1,359)	(279)	26
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,555)	(699)	1,254
Defined benefit plans, net of tax	(112)	(135)	(107)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(112)	(135)	(107)
Total other comprehensive income	(1,667)	(834)	1,147
Total comprehensive income	1,261	1,954	3,015
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,509	2,820	2,603
Total comprehensive income	1,391	1,858	3,592
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Comprehensive Income [Table]
Net profit / (loss)	2,477	2,792	2,588
Foreign currency translation, net of tax	(506)	(607)	690
Financial assets measured at fair value through other comprehensive income, net of tax	9	(157)	137
Cash flow hedges, net of tax	(631)	(250)	101
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,128)	(1,014)	928
Defined benefit plans, net of tax	23	67	40
Total other comprehensive income that will not be reclassified to the income statement, net of tax	23	67	40
Total other comprehensive income	(1,104)	(947)	968
Total comprehensive income	1,373	1,845	3,556
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Comprehensive Income [Table]
Total comprehensive income	$ 18	$ 13	$ 36